Employee benefits, Net Defined Benefit Liability (Details) - MXN ($)	Dec. 31, 2025	Dec. 31, 2024
Net defined benefit liability [Abstract]
Liability for social security contributions	$ 9,840,910	$ 8,928,403
Liability for long-service leave	11,858,640	10,175,001
Total employee benefit liability	21,699,550	19,103,404
Non-current	11,858,640	10,175,001
Current	$ 9,840,910	$ 8,928,403